Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements
Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2022	2023

Investments	658,160	541,186
Property, plant and equipment	1,721,666	191,690

Total	2,379,826	732,876

Summary of Purchase expenditures not recognized in the consolidated financial statements
Purchase expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2022	2023
Purchase commitments on purchase of raw materials (i)	2,046,326	2,118,392

(i)
Such amount excludes purchase commitments related to certain models which have been upgraded or where production has ceased. Losses on such commitments
have been provided for during the year ended December 31, 2023 (Note 15).